Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development incentives receivables
Non-current R&D incentives receivables-discounted value	€ 119,941	€ 127,186	€ 111,624
Current R&D incentives receivables	26,126	16,827	24,104
Total R&D incentives receivables	€ 146,067	€ 144,013	€ 135,728